UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2010
                                              -------------------------

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
`
Name:    THE ITHAKA GROUP, LLC
         -------------------------------------------------
Address: 3 BETHESDA METRO CENTER
         -------------------------------------------------
         SUITE 700
         -------------------------------------------------
         BETHESDA, MD 20814
         -------------------------------------------------

Form 13F File Number: 28-13786
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    ROBERT A. KATZEN
         -------------------------------------------------
Title:   COO, CFO & CCO
         -------------------------------------------------
Phone:   301-775-7409
         -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert A. Katzen                West Palm Beach, FL             07/29/10
-----------------------------   ----------------------------   -----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0
                                         ---------------
Form 13F Information Table Entry Total:  38
                                         ---------------
Form 13F Information Table Value Total:  143,260
                                         ---------------
                                           (thousands)


List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

The Ithaka Group, LLC
FORM 13F
Master
                                    30-Jun-10


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES COM        COM              00971T101   1854      45690 SH       Sole                    23330             22360
AMAZON COM INC                 COM              023135106   5893      53936 SH       Sole                    34416             19520
AMERICAN TOWER CORP CL A       COM              029912201   2103      47260 SH       Sole                    25880             21380
APPLE COMPUTER INC COM         COM              037833100  10255      40769 SH       Sole                    24749             16020
B E AEROSPACE INC              COM              073302101   4512     177445 SH       Sole                   107695             69750
BAIDU INC                      COM              056752108   2091      30710 SH       Sole                    18575             12135
BLACKROCK INC                  COM              09247x101   2008      14002 SH       Sole                     8597              5405
C H ROBINSON WORLDWIDE NEW     COM              12541w209   3524      63320 SH       Sole                    38545             24775
CISCO SYSTEM INC               COM              17275r102    309      14500 SH       Sole                     5450              9050
CME GROUP INC CL A             COM              12572q105   5733      20361 SH       Sole                    13446              6915
COACH INC                      COM              189754104   5006     136970 SH       Sole                    85845             51125
CREE INC                       COM              225447101   2753      45860 SH       Sole                    28170             17690
EXPEDITORS INTL WASH INC       COM              302130109   3096      89705 SH       Sole                    57205             32500
F5 NETWORKS INC                COM              315616102   4982      72655 SH       Sole                    45210             27445
GOLDMAN SACHS GROUP INC        COM              38141g104   2618      19940 SH       Sole                    15560              4380
GOOGLE INC CLASS A             COM              38259p508   6348      14266 SH       Sole                     8726              5540
GREEN MTN COFFEE INC           COM              393122106   2810     109344 SH       Sole                    64095             45249
HONEYWELL INTERNATIONAL        COM              438516106   3660      93777 SH       Sole                    61277             32500
ILLUMINA INC                   COM              452327109   5425     124630 SH       Sole                    77430             47200
INTUITIVE SURGICAL NEW         COM              46120e602   5745      18202 SH       Sole                    10712              7490
JOHNSON CONTROLS INC           COM              478366107   5643     210000 SH       Sole                                     210000
MASTERCARD INC                 COM              57636q104   6189      31018 SH       Sole                    19108             11910
MICROSOFT CORP                 COM              594918104    450      19556 SH       Sole                     5200             14356
NATIONAL-OILWELL INC           COM              637071101   4266     128985 SH       Sole                    80495             48490
NETFLIX INC                    COM              64110L106   1302      11980 SH       Sole                     7670              4310
NUVASIVE INC NEW               COM              670704105   2347      66175 SH       Sole                    42660             23515
POTASH CORP SASK INC FOR EIGN  COM              73755l107   3594      41675 SH       Sole                    25470             16205
PRECISION CASTPARTS CORP       COM              740189105   3648      35442 SH       Sole                    22247             13195
PRICELINE.COM INC NEW          COM              741503403   2353      13327 SH       Sole                     8837              4490
PROCTER & GAMBLE CO COM        COM              742718109    240       4000 SH       Sole                                       4000
QUALCOMM INC                   COM              747525103   3030      92268 SH       Sole                    63268             29000
RESEARCH IN MOTION LTD         COM              760975102   2810      57035 SH       Sole                    35435             21600
SALESFORCE COM INC             COM              79466L302   3254      37920 SH       Sole                    27585             10335
SCHLUMBERGER LTD               COM              806857108   5053      91305 SH       Sole                    55645             35660
SOUTHWESTERN ENERGY CO         COM              845467109   3990     103270 SH       Sole                    64170             39100
TEVA PHARMACEUTICAL INDUSTRIES COM              881624209   6870     132138 SH       Sole                    80738             51400
VISA INC CL A                  COM              92826c839   4782      67597 SH       Sole                    38318             29279
WYNN RESORTS                   COM              983134107   2717      35625 SH       Sole                    21610             14015
REPORT SUMMARY                  38 DATA RECORDS           143260            0